RECLAMATION OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
RECLAMATION OBLIGATIONS.
Schedule of reclamation obligations and continuity summary

	At December 31	At December 31
(in thousands)	2025	2024

Reclamation obligations-by item:
Elliot Lake	$16,662	$18,071
MLJV and MWJV	13,293	12,057
Wheeler River and other	4,649	2,186
	$34,604	$32,314

Reclamation obligations-by balance sheet presentation:
Current	$1,060	$1,713
Non-current	33,544	30,601
	$34,604	$32,314

(in thousands)	2025	2024

Balance-January 1	$32,314	$34,898
Accretion (note 19)	1,842	1,895
Expenditures incurred	(1,141)	(2,491)
Liability adjustments-balance sheet (note 9)	3,182	(165)
Liability adjustment-income statement (note 19)	(1,593)	(1,823)
Balance- December 31	$34,604	$32,314